Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Going Concern

The Company does not currently generate significant recurring revenue and will require additional capital during the fourth quarter of 2018 and the first quarter of 2019. As of September 30, 2018, the Company had an accumulated deficit of $114,541,440 and cash and cash equivalents of $72,311. For the nine months ended September 30, 2018 and 2017, the net cash used by operating activities was $2,271,566 and $944,831, respectively. The Company incurred a net loss of $9,470,056 for the nine months ended September 30, 2018 and a net loss of $5,537,936 for the year ended December 31, 2017. The operating losses and the events of default on the Company’s convertible promissory notes (see Note 8) and the notes payable, related parties (see Note 11) indicate substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the filing of this report.

The continuation of the Company’s business is dependent upon raising additional capital during the fourth quarter of 2018 and the first quarter of 2019 to fund operations. Management’s plans are to obtain additional capital through investments by strategic partners for market opportunities, which may include strategic partnerships or licensing arrangements, or raise capital through the conversion of outstanding warrants, including through tender offers for the outstanding warrants, the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt. These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders. Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern. If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code. The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

As shown in the accompanying consolidated financial statements, SANUWAVE Health, Inc. and Subsidiaries (the “Company”) incurred a net loss of $5,537,936 and $6,439,040 during the years ended December 31, 2017 and 2016, respectively, and the net cash used by operating activities was $1,528,971 and $3,199,453, respectively. As of December 31, 2017, the Company had a net working capital deficit of $9,955,113, total stockholders’ deficit of $9,880,827 and cash and cash equivalents of $730,184. These factors create an uncertainty about the Company’s ability to continue as a going concern.

The Company does not currently generate significant recurring revenue and will require additional capital during the second quarter of 2018. Although no assurances can be given, management of the Company believes that existing capital resources should enable the Company to fund operations into the second quarter of 2018.

The continuation of the Company’s business is dependent upon raising additional capital during the second quarter of 2018 and potentially into 2019 to fund operations. Management’s plans are to obtain additional capital in 2018 through investments by strategic partners for market opportunities, which may include strategic partnerships or licensing arrangements, or raise capital through the conversion of outstanding warrants, the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt. These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders. Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern. If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.